Shareholders' Deficit	12 Months Ended
Dec. 31, 2023
SHAREHOLDERS' DEFICIT
NOTE 7. SHAREHOLDERS’ DEFICIT
Preference Shares
- The Company is authorized to issue
1,000,000
preference shares with such designations, voting and other rights and preferences as may be determined from time to time by the Board. As of December 31, 2023 and 2022, there were no preference shares issued or outstanding.
Class
 A Ordinary Shares
- The Company is authorized to issue 200,000,000 Class A ordinary shares with a par value of $0.0001 per share. As of December 31, 2023 and 2022, there were 17,264,702 and 34,500,000 Class A ordinary shares issued and outstanding, respectively, subject to possible redemption and therefore classified as temporary equity (see Note 6). In connection with the Extension Meeting, shareholders holding 17,235,298 Public Shares exercised their right to redeem such shares for a pro rata portion of the funds in the Trust Account.
Class
 B Ordinary Shares
- The Company is authorized to issue 20,000,000 Class B ordinary shares with a par value of $0.0001 per share. In February 2021, the Company issued 7,187,500 Class B ordinary shares to the Sponsor in exchange for the payment of $25,000, or approximately $0.003 per share. On February 18, 2021, the Company issued 1,437,500 Class B ordinary shares to the Sponsor in connection with a share capitalization, resulting in the Sponsor holding an aggregate of 8,625,000
Founder Shares. All shares and associated amounts have been retroactively adjusted to reflect the share capitalization. Of the 8,625,000 Class B ordinary shares, an aggregate of up to 1,125,000 shares were subject to forfeiture to the Company by the Sponsor for no consideration to the extent that the underwriters’ over-allotment option was not exercised in full or in part, so that holders of the Founder Shares would collectively own 20% of the Company’s issued and outstanding ordinary shares. The underwriters purchased the units subject to the over-allotment option in full on July 27, 2021; therefore, these 1,125,000 Class B ordinary shares were no longer subject to possible forfeiture. As a result, as of December 31, 2023 and 2022, there were 8,625,000 Class B ordinary shares outstanding and none subject to forfeiture.
Holders of the Class A ordinary shares and holders of the Class B ordinary shares will vote together as a single class on all matters submitted to a vote of the shareholders, except that in respect of any vote or votes to continue the Company in a jurisdiction outside the Cayman Islands (including, but not limited to, the approval of the organizational documents of the Company in such other jurisdiction), holders of Class B ordinary shares will have ten votes per share and holders of Class A ordinary shares will have one vote per share, and except as required by law or stock exchange rule; provided that only holders of the Class B ordinary shares have the right to vote on the election of the Company’s directors (and may also remove a member of the Board for any reason) prior to a Business Combination.
The Class B ordinary shares will automatically convert into Class A ordinary shares at the time of the initial Business Combination on a one-for-one
basis, subject to adjustment for share
sub-divisions,
share dividends, reorganizations, recapitalizations and the like and subject to further adjustment as provided herein. In the case that additional Class A ordinary shares, or equity-linked securities, are issued or deemed issued in excess of the amounts sold in the Initial Public Offering and related to the closing of a Business Combination, the ratio at which Class B ordinary shares shall convert into Class A ordinary shares will be adjusted (unless the holders of a majority of the outstanding Class B ordinary shares agree to waive such adjustment with respect to any such issuance or deemed issuance) so that the number of Class A ordinary shares issuable upon conversion of all Class B ordinary shares will equal, in the aggregate, on an as-converted
basis, 20% of the sum of the total number of all ordinary shares outstanding upon the completion of the Initial Public Offering plus all Class A ordinary shares and equity-linked securities issued or deemed issued in connection with the Business Combination (excluding any shares or equity-linked securities issued, or to be issued, to any seller in the Business Combination). In no event will the Class B ordinary shares convert into Class A ordinary shares at a rate of less than one-to-one.

One Energy Enterprises Inc [Member]
SHAREHOLDERS' DEFICIT
13.	STOCKHOLDERS’ EQUITY
Certificate of Incorporation Amendment
On October 23, 2023, the Company amended its Certificate of Incorporation increasing the number of authorized shares of Common Stock and Preferred Stock to 702,353 shares and 78,228 shares, respectively.
As of December
 31, 2023, the Company’s amended equity ownership structure is comprised of three classes of stockholders with voting rights, and a total of
702,353
authorized shares of Common Stock and
78,228
authorized shares of Series A Preferred Stock comprised of:

•	Class A Common Stock (551,653 authorized, 255,187 issued and outstanding) with a par value of $0.0001 per share.

•
Class B Common Stock (150,700 authorized, issued
,
and outstanding) with a par value of $0.0001 per share. Each share is convertible, at no additional cost to the holder, into one share of Class A Common Stock at the option of the holder or automatically under certain circumstances, most notably at a conversion date of December 29, 2026.

•	Series A Preferred Stock (78,228 shares authorized, 46,935 issued and outstanding) with a par value of $0.0001 per share.
Shares of Class A Common Stock and Class B Common Stock (collectively known as the “Common Stock”) shall have the same rights and privileges and rank equally, share ratably, and be identical in all respects as to all matters. Each holder of Common Stock shall be entitled to one vote for each share of such stock.
In the event of any liquidation, dissolution, or winding up of the Company, either voluntary or involuntary, all of the remaining assets of the Company available for distribution to stockholders shall be distributed among the holders of Class A Common Stock and Class B Common Stock pro rata
based on the number of shares of Common Stock held by each.
As of December 31, 2022, the Company’s equity ownership structure was comprised of two classes of stockholders with voting rights, and a total of 631,800 authorized shares comprised of:

•	Class A Common Stock ( 481,100 authorized, 211,400 issued and outstanding) with a par value of $0.0001 per share.

•
Class B Common Stock (150,700 authorized, issued, and outstanding) with a par value of $0.0001 per share. Each share is convertible, at no additional cost to the holder, into one share of Class A Common Stock at the option of the holder or automatically under certain circumstances, most notably at a conversion date of December 29, 2026.

Series A Preferred Stock
In April 2023, the Company’s equity ownership structure was amended to include mezzanine classified Series A Preferred Stock (“Preferred Stock”). In addition to voting rights, these shares have other rights to dividends and preferential payments in the event of a liquidation. The liquidation amount on involuntary liquidation per share is the greater of (i) the Original Issue Price, plus any Series A Accruing Dividends accrued but unpaid thereon, whether or not declared to, but excluding the date for liquidation, (ii) such amount per share as would have been payable had all shares of preferred stock (including dividends) been converted into common stock immediately prior to such a liquidation, or (iii) 1.25 times the applicable Original Issue Price, plus any accruing dividends accrued but unpaid thereon, whether or not declared.
The Series A Preferred Stock also provides the holder the option to convert to Common Stock on and after the earlier to occur of (i) the closing of the de-SPAC, (ii) the consummation of an IPO, or (iii) the effectiveness of a direct listing in which the Common Stock becomes listed on a national securities exchange. The Series A Preferred Stock will also mandatorily convert to Common Stock in the event of a qualified IPO or a SPAC Merger event where the transaction results in more than $150,000,000 in gross proceeds to the Company, or the written election of each individual Preferred Stockholder.
In April 2023, the Board Member’s private investor debt of $1,000,000 was converted to 2,235 shares of Series A Preferred Stock at a price of $447.41 per share.

During the year ended December 31, 2023, a total of
44,700
shares of Series A Preferred Stock were sold to different investors at a price of $
447.41
per share for a total cash price of $
20,000,000
.
The following table provides a reconciliation of the Series A Preferred Stock included in mezzanine equity in the consolidated balance sheets for the years ended December 31, 2023 and 2022 (in whole dollars):

	Shares	Amount
Balance, December 31, 2022	—	$—
Conversion of debt into Series A Preferred Stock	2,235	1,000,000
Issuance and sale of Series A Preferred Stock, net of offering costs of $ 1,298,387	44,700	18,701,574
Accrual of Series A cash dividend	—	328,638
Accrual of Series A PIK dividend	1,468	657,277
Series A cash dividend paid	—	(176,545)

Balance, December 31, 2023	48,403	$20,510,944

Distributions
Distributions of $153,315 and $179,442 were made to
non-controlling
members during the years ended December 31, 2023
,
and 2022, respectively.
Dividends
PIK Dividends associated with the Company’s Series A Preferred Stock were $657,277 for the year ended December 31, 2023. Cash Dividends associated with the Company’s Series A Preferred Stock were $328,638 for the year ended December 31, 2023, of which $176,545 was paid out during 2023. There were no Cash or PIK Dividends associated with the Company’s Series A Preferred Stock declared for the year ended December 31, 2022. No dividends associated with the Company’s common stock were declared for the years ended December 31, 2023, and 2022.
Earnings (Loss) Per Share (“EPS”)
Earnings (loss) per share of Class A and Class B is calculated using the two-class
method. Basic earnings (loss) per share is calculated by dividing net income (loss) by the weighted average number of shares outstanding during the period. Shares issued during the year are weighted for the portion of the year that they were outstanding. This includes shares issued for little or no consideration in the form of warrants with a nominal strike price that are convertible into Class A common shares. Except when the effect would be anti-dilutive, diluted earnings per share is computed in a manner consistent with that of basic earnings per share while giving effect to all potentially dilutive common shares that were outstanding during the period.
The rights, including the liquidation and dividend rights, of the holders of Class A and Class B stock are identical. As a result, the undistributed earnings for each year are allocated based on the contractual participation rights of the Class A and Class B stock as if the earnings for the year had been distributed. As the liquidation and dividend rights are identical, the undistributed earnings are allocated on a proportionate basis.
The Series A Preferred Stock issued during the 2023 fiscal year participates in dividends with the Company’s Common Stock and is th
erefore considered to be a participating security. The participating Series A Preferred Stock is not required to absorb any net loss.

The reconciliation of the numerator and denominator of the Company’s basic and diluted earnings (loss) per share of Class A and B is shown in the following table (in whole dollars, except share and per share amounts):

	December 31,
	2023		2022
	Class A	Class B	Class A	Class B
Numerator
Allocation of undistributed (losses)	$(10,152,148)	$(6,151,242)	$(9,497,987)	$(6,547,549)

Denominator
Weighted average shares outstanding	240,787	150,700	211,400	150,700
Weighted average warrants with nominal strike price outstanding	7,931	—	7,208	—

Weighted average common shares outstanding – basic	248,718	150,700	218,608	150,700

Basic net (loss) per share	$(40.82)	$(40.82)	$(43.45)	$(43.45)
Diluted net (loss) per share	$(40.82)	$(40.82)	$(43.45)	$(43.45)

Common stock equivalents:
Convertible debt	—	—	33,526	—
Class B conversion	150,700	—	150,700	—
Stock options	36,680	—	—	—
Series A Preferred Stock	46,935	—	—	—
Series A Preferred Stock PIK Dividend	1,468	—	—	—
The common stock equivalents, presented based on amounts outstanding, we re
excluded from
the
calculation of diluted net loss per share attributable to common stockholders because their inclusion would have been anti-dilutive.